Note 17 - Subsequent Events (Details Textual) - USD ($)							6 Months Ended		12 Months Ended
	Apr. 03, 2018	Mar. 14, 2018	Mar. 02, 2018	Feb. 23, 2018	Feb. 09, 2018	Jan. 02, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock Issued During Period, Shares, Issued for Services							1,500,000
Proceeds from Issuance of Common Stock							$ 1,585,000	$ 0	$ 1,060,000	$ 1,640,000
Stock Issued During Period, Shares, Warrant Exercised									3,125,000
Proceeds from Warrant Exercises									$ 125,000	$ 0
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services						1,500,000
Stock Issued During Period, Shares, New Issues	1,000,000		3,000,000	1,125,000	2,500,000
Proceeds from Issuance of Common Stock	$ 100,000		$ 150,000	$ 45,000	$ 100,000
Stock Issued During Period, Shares, Warrant Exercised		500,000
Proceeds from Warrant Exercises		$ 20,000